Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share [Abstract]
Loss and Earnings Per Share
The basic loss per share is calculated by dividing the loss for the year attributable to shareholders by the weighted average number of shares in issue during the financial year as follows:

	Year ended December 31,
	2023	2022	2021
Loss attributable to shareholders (in $’000)	(35,587)	(22,456)	(9,202)
Weighted average number of shares in issue	52,022,588	52,020,849	43,683,296
Basic and diluted loss per share (in USD)	(0.68)	(0.43)	(0.21)